Offerings - Offering: 1	Jan. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	1,733,033
Proposed Maximum Offering Price per Unit	0.71
Maximum Aggregate Offering Price	$ 1,230,453.43
Fee Rate	0.01381%
Amount of Registration Fee	$ 169.93
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933 (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the NextPlat Corp 2021 Incentive Award Plan (the "2021 Plan") and the NextPlat Corp Amended and Restated 2020 Equity Incentive Award Plan (the "2020 Plan"), by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's common stock. (2) Estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of calculating the registration fee, based on the average of the $0.72 (high) and $0.69 (low) sales prices of the Registrant's common stock as reported on The Nasdaq Capital Market on January 26, 2026, which date is within five business days prior to the date of filing of this Registration Statement. (3) Represents the registration of an additional 1,733,033 shares of common stock that may be issued pursuant to an "evergreen" provision contained in the 2021 Plan.